GUINNESS ATKINSON GLOBAL INNOVATORS FUND

Schedule of Investments

at September 30, 2024 (Unaudited)

Shares	Common Stocks: 99.5%	Value
	Application Software: 9.8%
11,612	Intuit Inc.	$7,211,052
16,504	Microsoft Corp.	7,101,671
26,477	salesforce.com Inc.	7,247,020
		21,559,743
	Commercial Services: 3.7%
104,960	PayPal Holdings, Inc.*	8,190,029

	Computers: 3.2%
29,883	Apple Inc.	6,962,739

	Diversified Manufacturing Operations: 9.5%
25,377	Danaher Corp.	7,055,314
12,260	Roper Industries, Inc.	6,821,954
11,258	Thermo Fisher Scientific Inc.	6,963,861
		20,841,129
	E-Commerce: 3.1%
36,926	Amazon.com Inc.*	6,880,422

	Electronic Components - Semiconductor: 10.0%
107,443	Amphenol Corporation	7,000,986
198,187	Infineon Technologies AG	6,940,449
64,575	NVIDIA Corp.	7,841,988
		21,783,423
	Enterprise Software/Services: 3.0%
12,517	Adobe Inc.*	6,481,052

	Finance - Other Services: 13.8%
47,570	Intercontinental Exchange, Inc.	7,641,645
57,945	London Stock Exchange Group PL	7,916,797
15,799	Mastercard Inc.	7,801,546
24,560	Visa Inc.	6,752,772
		30,112,760
	Internet Content: 7.3%
14,541	Meta Platforms Inc. - Class A	8,323,850
10,961	Netflix Inc.*	7,774,308
		16,098,158

GUINNESS ATKINSON GLOBAL INNOVATORS FUND

Schedule of Investments

at September 30, 2024 (Unaudited)

Shares	Common Stocks: 99.5%	Value
	Machinery - Electric Utility: 3.3%
124,299	ABB Ltd.	$7,194,905

	Medical Instrument: 7.1%
85,960	Medtronic PLC	7,738,979
129,333	Siemens Healthineers AG	7,754,064
		15,493,043

	Pharmaceutical: 2.8%
52,788	Novo Nordisk A/S	6,201,821

	Power Conversion/Supply Equipment: 3.4%
28,624	Schneider Electric SE	7,525,995

	Retail - Apparel: 4.3%
769,600	ANTA Sports Products Ltd.	9,350,896

	Semiconductor: 12.1%
32,537	Applied Materials Inc.	6,574,101
8,389	KLA-Tencor Corp.	6,496,525
7,495	Lam Research Corp.	6,116,520
41,643	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	7,232,140
		26,419,286
	Web Portals: 3.1%
40,911	Alphabet Inc. - A Shares*	6,785,089

	Total Common Stocks	217,880,490
	(cost $111,810,949)

	Total Investments in Securities	217,880,490
	(cost $111,810,949): 99.53%

	Other Assets less Liabilities: 0.47%	1,031,464

	Net Assets: 100.0%	$218,911,954

*	Non-income producing security.

ADR - American Depository Receipt

PLC - Public Limited Company